MIDCAP FUND SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$38,698,511
(COST $39,572,004)

Communication Services - 2.9%		1,102,592
Entertainment - 1.8%
Activision Blizzard, Inc.	4,650	270,305
Take-Two Interactive Software, Inc. (a)	3,870	415,947
Media - 1.1%
Discovery, Inc. (a)	16,200	416,340

Consumer Discretionary - 17.3%		6,699,483
Automobiles - 1.0%
Harley-Davidson, Inc.	12,075	367,925
Distributors - 2.0%
LKQ Corp. (a)	26,450	782,391
Household Durables - 4.5%
D.R. Horton, Inc.	5,730	305,237
Newell Brands, Inc.	44,921	693,131
PulteGroup, Inc.	7,635	306,927
TopBuild Corp. (a)	4,410	445,410
Internet & Direct Marketing Retail - 1.0%
Duluth Holdings, Inc. (a)	54,525	374,042
Leisure Products - 0.8%
Mattel, Inc. (a)	26,950	317,741
Specialty Retail - 5.8%
Bed Bath & Beyond, Inc.	35,500	383,755
Lumber Liquidators Holdings, Inc. (a)	83,590	819,181
Party City Holdco, Inc. (a)	313,489	623,843
Urban Outfitters, Inc. (a)	18,210	428,117
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc.	29,705	393,294
Skechers U.S.A., Inc. Class A (a)	13,860	458,489

Consumer Staples - 6.1%		2,370,162
Beverages - 2.8%
MGP Ingredients, Inc.	20,545	590,874
Molson Coors Brewing Co. Class B	9,805	486,426
Food Products - 3.3%
The Kraft Heinz Co.	16,570	410,439
The Hain Celestial Group, Inc. (a)	17,265	409,698
The J.M. Smucker Co.	4,590	472,725

Energy - 3.8%		1,468,780
Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	3,510	129,484
Oil, Gas & Consumable Fuels - 3.5%
Cameco Corp.	15,200	131,936
Cheniere Energy, Inc. (a)	4,045	207,468
Devon Energy Corp.	10,345	168,003
Noble Energy, Inc.	19,100	302,353
Parsley Energy, Inc.	12,900	172,860
Pioneer Natural Resources Co.	2,905	356,676

Financials - 17.0%		6,598,732
Banks - 8.4%
Associated Banc-Corp	37,408	633,317
CIT Group, Inc.	17,080	678,247
First Horizon National Corp.	58,545	780,404
Regions Financial Corp.	14,785	199,893
Truist Financial Corp.	9,026	416,460
Zions Bancorporation, N.A.	14,105	563,495

Capital Markets - 4.8%
Eaton Vance Corp.	12,990	535,967
Northern Trust Corp.	8,180	717,876
State Street Corp.	8,625	587,449
Consumer Finance - 1.2%
Discover Financial Services	7,329	480,636
Insurance - 1.5%
Fidelity National Financial, Inc.	9,710	376,360
Unum Group	9,175	213,869
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.	13,010	414,759

Health Care - 11.9%		4,627,292
Biotechnology - 2.4%
Exact Sciences Corp. (a)	8,285	670,671
MiMedx Group, Inc. (a)	20,015	129,297
Xencor, Inc. (a)	3,600	116,964
Health Care Providers & Services - 5.4%
Acadia Healthcare Co., Inc. (a)	14,660	433,936
Henry Schein, Inc. (a)	2,180	132,849
McKesson Corp.	1,945	272,028
Premier, Inc. Class A (a)	21,230	624,798
Tivity Health, Inc. (a)	49,065	621,654
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc. (a)	43,700	559,797
Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (a)	24,405	427,088
Jazz Pharmaceuticals PLC (a)	5,570	638,210

Industrials - 13.8%		5,335,811
Building Products - 2.7%
AO Smith Corp.	11,605	458,978
Masco Corp.	14,240	588,397
Commercial Services & Supplies - 1.8%
Hudson Technologies, Inc. (a)	225,325	183,640
Mobile Mini, Inc.	13,115	511,354
Construction & Engineering - 0.9%
MasTec, Inc. (a)	6,855	336,443
Electrical Equipment - 0.8%
Regal Beloit Corp.	3,805	295,420
Machinery - 6.0%
Hillenbrand, Inc.	17,050	398,970
Ingersoll-Rand PLC	2,575	332,278
Kornit Digital Ltd. (a)	7,465	297,480
Mueller Water Products, Inc. Class A	30,225	330,964
REV Group, Inc.	34,995	274,011
SPX Corp. (a)	4,495	188,475
SPX Flow, Inc. (a)	13,845	509,219
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	16,575	630,182

Information Technology - 16.5%		6,390,273
Communications Equipment - 2.5%
Lumentum Holdings, Inc. (a)	7,575	589,487
Viavi Solutions, Inc. (a)	28,771	379,490
Electronic Equipment, Instruments & Components - 1.8%
II-VI, Inc. (a)	23,240	689,996
IT Services - 3.9%
Alliance Data Systems Corp.	9,095	781,078
Black Knight, Inc. (a)	6,490	432,948
Fiserv, Inc. (a)	2,813	307,630
Semiconductors & Semiconductor Equipment - 5.7%
Cypress Semiconductor Corp.	21,400	494,126
Infineon Technologies A.G. ADR	33,125	687,012
Marvell Technology Group Ltd.	18,204	387,745
NXP Semiconductors N.V.	5,750	653,718

Software - 1.5%
SS&C Technologies Holdings, Inc.	10,300	571,650
Technology Hardware, Storage & Peripherals - 1.1%
CPI Card Group, Inc. (a)	150,397	108,286
Pure Storage, Inc. Class A (a)	20,125	307,107

Materials - 4.4%		1,715,629
Chemicals - 0.6%
Int'l. Flavors & Fragrances, Inc.	2,105	252,137
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	10,770	408,829
Crown Holdings, Inc. (a)	6,230	439,215
Metals & Mining - 1.6%
Freeport-McMoRan, Inc. Class B	51,845	516,376
Lundin Mining Corp.	19,350	99,072

Real Estate - 4.8%		1,878,573
Equity Real Estate Investment - 3.3%
Diamondrock Hospitality Co.	37,725	344,052
Host Hotels & Resorts, Inc.	21,625	313,130
Kimco Realty Corp.	24,010	416,574
Simon Property Group, Inc.	1,635	201,236
Real Estate Management & Development - 1.5%
Colliers International Group, Inc.	4,500	363,870
FirstService Corp.	2,425	239,711

Utilities - 1.3%		511,184
Electric Utilities - 0.5%
Xcel Energy, Inc.	3,130	195,062
Multi-Utilities - 0.8%
MDU Resources Group, Inc.	11,400	316,122

SHORT-TERM INVESTMENTS - 0.1%		46,102
(COST $46,102)

Money Market Funds - 0.1%		46,102
First American Government Obligations Fund, 1.491% (b)	46,102	46,102

TOTAL INVESTMENTS - 99.9% (COST $39,618,106)		38,744,613

NET OTHER ASSETS AND LIABILITIES - 0.1%		20,460

NET ASSETS - 100.0%		$38,765,073

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 29, 2020.

Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$1,102,592	$-	$-	$1,102,592
Consumer discretionary	6,699,483	–	–	6,699,483
Consumer staples	2,370,162	–	–	2,370,162
Energy	1,468,780	–	–	1,468,780
Financials	6,598,732	–	–	6,598,732
Health care	4,627,292	–	–	4,627,292
Industrials	5,335,811	–	–	5,335,811
Information technology	6,390,273	–	–	6,390,273
Materials	1,715,629	–	–	1,715,629
Real Estate	1,878,573	–	–	1,878,573
Utilities	511,184	–	–	511,184
Total common stocks	38,698,511	–	–	38,698,511
Short-term investments
Money market funds	46,102	–	–	46,102
Total short-term investments	46,102	–	–	46,102
Total investments	38,744,613	$–	$–	38,744,613

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 29, 2020

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs,REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

1

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

2